CARE AND MAINTENANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Care And Maintenance Costs [Abstract]
Raw materials and consumables	$ 4,094	$ 0
Salaries and benefits	11,499	0
Contractors and outside services	8,115	0
Other expenses	1,147	0
Care and maintenance costs	$ 24,855	$ 0